CAPITAL STOCK	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
CAPITAL STOCK

NOTE 7 - CAPITAL STOCK

COMMON STOCK

The Company is authorized to issue 25,000,000 shares of common stock, par value .001 per share. The company has 8,585,977 shares issued at December 31, 2011 and  2010.

From March 15, 2010 to July 30, 2010 the Company issued 223,000 shares at a price of $.10 per share through a Reg D 506 Private Offering.

On December 29, 2010 the Company issued 25,000 shares of restricted 144 common stock per a contract with Direct Media Enterprises which were dividend to the shareholders of Direct Media Enterprises for media advertising via Direct Media Enterprise’s kiosk technology. The stock was issued for initial video production services at a price of $.10 per share (services valued at $2,500).

In the year ended December 31, 2011 the Company issued no stock.